Transactions with Related Parties - Tsakos Energy Management Limited (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Due to related parties	$ 7,702,000	$ 4,366,000
Operating vessels
Related Party Transaction [Line Items]
Monthly management fees	27,500	27,500	$ 27,500
Vessels chartered in or chartered out on a bare-boat basis
Related Party Transaction [Line Items]
Monthly management fees	20,400	20,400	20,400
DP2 Shuttle Tankers
Related Party Transaction [Line Items]
Monthly management fees	35,000	35,000	35,000
LNG Carriers
Related Party Transaction [Line Items]
Monthly management fees	36,900	36,900	36,300
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Management incentive award	500,000	200,000	575,000
Special award paid	0	750,000	575,000
Monthly fee for supervisory services, per vessel	20,400	20,400	20,400
Supervisory services expenses	850,000	245,000	590,000
Management fees	20,147,000	20,169,000	$ 19,480,000
Due to related parties	$ 197,000	$ 114,000